PRASAD SERIES TRUST

PRASAD GROWTH FUND

CERTIFICATION PURSUANT TO RULE 497(j)

August 3rd, 2011

The undersigned, on behalf of the PRASAD SERIES TRUST/PRASAD GROWTH FUND (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated July 29, 2011, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ Rajendra Prasad

By Rajendra Prasad

Chairman, Prasad Series Trust/Prasad Growth Fund